Other Financial Commitments - Disclosure of Detailed Information About Contracted Commitments Explanatory (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Contractual capital commitments	$ 5,392	$ 12,982
Within One Year [member]
Statement Line Items [Line Items]
Contractual capital commitments	5,392	4,286
Between One Year and Five Years [Member]
Statement Line Items [Line Items]
Contractual capital commitments		$ 8,696